Financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	0		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	0		104,283
Debt	121	781	0	0		902
of which corporates	0	745	0	0		745
Equity	25,908	44	0	0		25,952
Securities received as collateral	26,029	825	0	0		26,854
Debt	31,937	57,989	4,465	0		94,391
of which foreign governments	31,708	4,869	454	0		37,031
of which corporates	28	22,493	1,435	0		23,956
of which RMBS	0	22,150	612	0		22,762
of which CMBS	0	5,293	257	0		5,550
of which CDO	0	3,185	1,421	0		4,606
Equity	86,333	6,395	1,566	0		94,294
Derivatives	4,467	615,639	6,823	(588,917)		38,012
of which interest rate products	1,616	466,890	1,803	–		–
of which foreign exchange products	118	89,101	301	–		–
of which equity/index-related products	2,711	26,644	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,986	7,122	4,326	0		14,434
Trading assets	125,723	687,145	17,180	(588,917)		241,131
Debt	2,368	315	0	0		2,683
of which foreign governments	2,066	0	0	0		2,066
of which corporates	0	313	0	0		313
Equity	2	103	3	0		108
Investment securities	2,370	418	3	0		2,791
Private equity	0	0	1,286	0		1,286
of which equity funds	0	0	585	0		585
Hedge funds	0	219	314	0		533
of which debt funds	0	181	302	0		483
Other equity investments	77	75	1,849	0		2,001
of which private	0	70	1,850	0		1,920
Life finance instruments	0	0	1,834	0		1,834
Other investments	77	294	5,283	0		5,654
Loans	0	13,560	9,353	0		22,913
of which commercial and industrial loans	0	5,816	5,853	0		11,669
of which financial institutions	0	6,227	1,494	0		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	0		70
Other assets	2,457	23,489	7,468	(1,094)		32,320
of which loans held-for-sale	0	16,107	6,851	0		22,958
Total assets at fair value	156,656	830,241	39,434	(590,011)		436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	0		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	0		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,581	820,985	35,458	(590,011)		423,013
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	823	0	0		823
Customer deposits	0	3,161	100	0		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	0		54,732
Debt	121	781	0	0		902
of which corporates	0	745	0	0		745
Equity	25,908	44	0	0		25,952
Obligation to return securities received as collateral	26,029	825	0	0		26,854
Debt	11,678	4,914	1	0		16,593
of which foreign governments	11,530	757	0	0		12,287
of which corporates	21	3,917	1	0		3,939
Equity	19,060	122	2	0		19,184
Derivatives	4,594	619,787	6,414	(593,917)		36,878
of which interest rate products	1,585	458,894	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	26,746	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,332	624,823	6,417	(593,917)		72,655
Short-term borrowings	0	3,766	95	0		3,861
Long-term debt	0	66,558	14,608	0		81,166
of which treasury debt over two years	0	8,616	0	0		8,616
of which structured notes over two years	0	31,083	10,267	0		41,350
of which non-recourse liabilities	0	10,126	2,952	0		13,078
Other liabilities	0	14,795	3,363	(1,220)		16,938
of which failed sales	0	652	616	0		1,268
Total liabilities at fair value	61,361	769,483	24,583	(595,137)		260,290
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,218	5,069	0		110,116
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,268	2,128	0		26,410
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,322	5,778	595	0		76,695
Derivatives	6,610	563,649	5,217	(543,873)		31,603
of which interest rate products	1,065	444,056	1,574	–		–
of which foreign exchange products	8	60,807	484	–		–
of which equity/index-related products	5,278	28,763	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,691	4,479	2,829	0		10,999
Trading assets	122,452	637,124	13,710	(543,873)		229,413
Debt	1,788	1,098	0	0		2,886
of which foreign governments	1,386	2	0	0		1,388
of which corporates	0	606	0	0		606
of which CDO	0	490	0	0		490
Equity	2	97	2	0		101
Investment securities	1,790	1,195	2	0		2,987
Private equity	0	0	3,345	0		3,345
of which equity funds	0	0	2,236	0		2,236
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,630	0		1,645
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,969	0		7,596
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,530	6,159	(1,032)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	150,484	770,575	35,084	(544,905)		411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	150,238	761,430	29,845	(544,905)		396,608
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,450	0	0		1,450
Customer deposits	0	3,197	55	0		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,311	2	0		24,350
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,130	2	0		4,133
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,444	5,545	(547,385)		36,483
of which interest rate products	896	439,446	1,129	–		–
of which foreign exchange products	14	71,547	938	–		–
of which equity/index-related products	4,691	30,622	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,064	5,564	(547,385)		76,635
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	53,589	9,780	0		63,369
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,679	6,217	0		26,896
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,511	2,861	(399)		21,973
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	739,391	18,539	(547,784)		271,636
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2014		2013
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	1,108	533	499	92
Equity	513	391	437	183
Derivatives	5,785	500	5,090	2
Trading assets	7,406	1,424	6,026	277
Liabilities (CHF million)
Debt	861	658	11	18
Equity	133	90	248	17
Derivatives	6,073	87	4,433	11
Trading liabilities	7,067	835	4,692	46

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	2	(22)	774	(3,551)	0	0	0		22	0		531	324	3,449
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,969	2	(22)	978	(3,884)	0	0	0		201	0		531	508	5,283
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale [2]	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,084	8,885	(9,512)	20,332	(21,886)	8,053	(8,151)	270		2,092	0		529	3,738	39,434
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,861	121	(133)	530	(1,215)	649	(233)	11		114	3		361	294	3,363
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,539	5,100	(5,464)	566	(1,254)	11,034	(7,356)	403		261	3		361	2,390	24,583
Net assets/(liabilities) at fair value	16,545	3,785	(4,048)	19,766	(20,632)	(2,981)	(795)	(133)		1,831	(3)		168	1,348	14,851
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (22) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2013	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	362	(153)	0		4	0		0	(9)	204
Debt	5,888	1,418	(1,977)	6,363	(7,043)	0	0	165		465	0		0	(210)	5,069
of which corporates	3,192	571	(552)	1,759	(3,022)	0	0	109		157	0		0	(86)	2,128
of which RMBS	724	467	(690)	1,012	(1,162)	0	0	11		91	0		0	(17)	436
of which CMBS	1,023	86	(310)	497	(866)	0	0	(4)		15	0		0	(24)	417
of which CDO	447	55	(357)	3,072	(1,810)	0	0	36		197	0		0	(73)	1,567
Equity	485	303	(237)	405	(431)	0	0	20		68	(1)		0	(17)	595
Derivatives	6,650	1,442	(2,208)	0	0	1,766	(2,446)	230		(53)	0		0	(164)	5,217
of which interest rate products	1,859	244	(363)	0	0	279	(663)	8		249	0		0	(39)	1,574
of which equity/index-related products	1,920	223	(1,020)	0	0	207	(538)	184		330	0		0	(66)	1,240
of which credit derivatives	1,294	923	(633)	0	0	627	(631)	38		(461)	0		0	(19)	1,138
Other	2,486	288	(487)	3,266	(2,656)	0	(65)	8		83	0		0	(94)	2,829
Trading assets	15,509	3,451	(4,909)	10,034	(10,130)	1,766	(2,511)	423		563	(1)		0	(485)	13,710
Investment securities	170	0	(230)	165	(82)	0	0	0		9	0		0	(30)	2
Equity	6,366	106	(63)	1,526	(3,220)	0	0	0		(3)	0		791	(134)	5,369
Life finance instruments	1,818	0	0	189	(365)	0	0	0		1	0		0	(43)	1,600
Other investments	8,184	106	(63)	1,715	(3,585)	0	0	0		(2)	0		791	(177)	6,969
Loans	6,619	320	(1,561)	800	(1,673)	6,767	(2,920)	0		(21)	0		0	(333)	7,998
of which commercial and industrial loans	4,778	305	(315)	727	(1,280)	3,541	(2,171)	1		(85)	0		0	(192)	5,309
of which financial institutions	1,530	15	(6)	71	(207)	651	(650)	0		(48)	0		0	(34)	1,322
Other intangible assets (mortgage servicing rights)	43	0	0	12	0	0	0	0		0	0		(12)	(1)	42
Other assets	5,164	3,552	(2,998)	4,781	(4,213)	1,034	(1,148)	5		199	0		0	(217)	6,159
of which loans held-for-sale	4,463	3,539	(2,918)	4,456	(3,964)	1,034	(1,147)	5		348	0		0	(201)	5,615
Total assets at fair value	35,689	7,429	(9,761)	17,507	(19,683)	9,929	(6,732)	428		752	(1)		779	(1,252)	35,084
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	51	(3)	0		(13)	0		0	(5)	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	119	0	0		0	0		0	(5)	114
Trading liabilities	5,356	1,503	(1,537)	66	(197)	1,561	(2,556)	235		1,302	0		0	(169)	5,564
of which interest rate derivatives	1,357	75	(134)	0	0	107	(508)	10		254	0		0	(32)	1,129
of which foreign exchange derivatives	1,648	13	(21)	0	0	15	(662)	(16)		(21)	0		0	(18)	938
of which equity/index-related derivatives	1,003	360	(676)	0	0	632	(380)	210		831	0		0	(84)	1,896
of which credit derivatives	819	1,001	(590)	0	0	655	(856)	39		186	0		0	(24)	1,230
Short-term borrowings	124	43	(99)	0	0	318	(216)	0		3	0		0	(8)	165
Long-term debt	10,098	2,322	(2,375)	0	0	5,006	(5,330)	25		321	0		(1)	(286)	9,780
of which structured notes over two years	6,189	453	(1,226)	0	0	3,602	(2,534)	(18)		(36)	0		(1)	(212)	6,217
of which non-recourse liabilities	2,551	1,836	(670)	0	0	818	(2,128)	24		151	0		0	(30)	2,552
Other liabilities	2,848	227	(149)	213	(393)	10	(86)	(17)		70	26		217	(105)	2,861
of which failed sales	1,160	176	(82)	154	(308)	0	0	0		72	0		0	(29)	1,143
Total liabilities at fair value	18,451	4,095	(4,160)	279	(590)	7,065	(8,191)	243		1,683	26		216	(578)	18,539
Net assets/(liabilities) at fair value	17,238	3,334	(5,601)	17,228	(19,093)	2,864	1,459	185		(931)	(27)		563	(674)	16,545
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2014				2013
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	1,698	165	1,863	[1]	(746)	536	(210)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(834)	18	(816)		(2,850)	414	(2,436)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,286	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,849
of which private	1,850
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,283
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,434
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2013	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	595
of which	270	Market comparable		EBITDA multiple		3		12		7
of which	35	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,217
of which interest rate products	1,574	Option model		Correlation, in %		15		100		82
				Prepayment rate, in %		5		31		24
				Volatility, in %		2		31		6
				Volatility skew, in %		(9)		2		(1)
				Credit spread, in bp		95		2,054		218
of which equity/index-related products	1,240	Option model		Correlation, in %		(83)		96		14
				Volatility, in %		2		252		26
of which credit derivatives	1,138	Discounted cash flow		Credit spread, in bp		1		2,054		298
				Recovery rate, in %		0		77		25
				Discount rate, in %		4		29		14
				Default rate, in %		1		16		6
				Loss severity, in %		10		100		59
				Correlation, in %		34		97		83
				Prepayment rate, in %		0		17		5
Other	2,829
of which	2,139	Market comparable		Price, in %		0		146		34
of which	589	Discounted cash flow		Market implied life expectancy, in years		3		19		9
Trading assets	13,710
Investment securities	2	–		–		–		–		–
Private equity	3,345	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,630
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,969
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,084
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,363
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,583
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,861
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,539
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2014							2013
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	7		106		113	0		1		18		19	0
Equity funds	102		1,842	[1]	1,944	0		28		3,096	[2]	3,124	0
Equity funds sold short	0		(42)		(42)	0		0		(17)		(17)	0
Total funds held in trading assets and liabilities	109		1,906		2,015	0		29		3,097		3,126	0
Debt funds	296		187		483	1		320		183		503	6
Equity funds	0		0		0	0		0		25		25	0
Others	0		50		50	0		0		153		153	31
Hedge funds	296		237	[3]	533	1		320		361	[4]	681	37
Debt funds	17		0		17	15		53		0		53	2
Equity funds	585		0		585	123		2,236		0		2,236	464
Real estate funds	302		0		302	98		350		0		350	110
Others	382		0		382	158		706		0		706	250
Private equities	1,286		0		1,286	394		3,345		0		3,345	826
Equity method investments	378		43		421	0		349		0		349	0
Total funds held in other investments	1,960		280		2,240	395		4,014		361		4,375	863
Total fair value	2,069	[5]	2,186	[6]	4,255	395	[7]	4,043	[5]	3,458	[6]	7,501	863	[7]
1
42 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 28 % is redeemable on an annual basis with a notice period of more than 60 days , 16 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 14 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
87 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

4
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 612 million and CHF 1,819 million attributable to noncontrolling interests in 2014 and 2013, respectively.
6 Includes CHF 138 million and CHF 107 million attributable to noncontrolling interests in 2014 and 2013, respectively.
7 Includes CHF 185 million and CHF 405 million attributable to noncontrolling interests in 2014 and 2013, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2014	2013
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	1.4	0.3
of which level 2	1.2	0.0
of which level 3	0.2	0.3

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2014			2013
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,147	3,816	(2,669)	956	3,262	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	311	307	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	104,027	256	96,587	96,217	370
Loans	22,913	23,782	(869)	19,457	19,653	(196)
Other assets [1]	26,088	33,091	(7,003)	20,749	25,756	(5,007)
Due to banks and customer deposits	(914)	(873)	(41)	(690)	(680)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,732)	(54,661)	(71)	(76,104)	(76,012)	(92)
Short-term borrowings	(3,861)	(3,918)	57	(6,053)	(5,896)	(157)
Long-term debt	(81,166)	(81,322)	156	(63,369)	(62,991)	(378)
Other liabilities	(1,268)	(2,767)	1,499	(1,780)	(3,285)	1,505
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
in	2014		2013		2012
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		0		(13)	[2]
of which related to credit risk	0		0		(13)
Interest-bearing deposits with banks	8	[1]	10	[1]	12	[1]
of which related to credit risk	(2)		(3)		3
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	913	[1]	1,143	[1]	1,183	[1]
Other trading assets	0		0		10	[2]
Other investments	370	[3]	126	[3]	144	[3]
of which related to credit risk	5		11		34
Loans	10	[2]	1,470	[1]	925	[1]
of which related to credit risk	(151)		26		318
Other assets	1,302	[1]	2,058	[1]	2,641	[1]
of which related to credit risk	387		604		355
Due to banks and customer deposits	(59)	[2]	0		(22)	[1]
of which related to credit risk	(17)		(5)		8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	205	[2]	(67)	[1]	(114)	[1]
Short-term borrowings	152	[2]	(256)	[2]	(350)	[2]
Long-term debt	858	[2]	(2,759)	[2]	(7,905)	[2]
of which related to credit risk [4]	599		(384)		(2,552)
Other liabilities	(169)	[2]	441	[2]	826	[2]
of which related to credit risk	(156)		112		912
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF 336 million and CHF 261 million in 2014, respectively, CHF (268) million and CHF (111) million in 2013, respectively, and CHF (1,663) million and CHF (931) million in 2012, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2014 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	245,866	0	248,969	3,678	252,647
Other financial assets [1]	148,473	80,520	66,714	1,579	148,813
Financial liabilities
Due to banks and deposits	390,984	217,482	173,501	0	390,983
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	96,732	0	97,105	1,201	98,306
Other financial liabilities [2]	85,066	15	84,336	586	84,937
2013 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	0	62,891	544	63,435
Loans	223,902	0	225,641	3,940	229,581
Other financial assets [1]	142,656	72,134	69,310	1,568	143,012
Financial liabilities
Due to banks and deposits	351,476	212,418	138,980	9	351,407
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	66,673	0	64,043	3,774	67,817
Other financial liabilities [2]	96,611	1,129	94,414	1,085	96,628
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	0		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	0		104,283
Debt	121	781	0	0		902
of which corporates	0	745	0	0		745
Equity	25,908	44	0	0		25,952
Securities received as collateral	26,029	825	0	0		26,854
Debt	31,937	58,003	4,465	0		94,405
of which foreign governments	31,708	4,869	454	0		37,031
of which corporates	28	22,507	1,435	0		23,970
of which RMBS	0	22,150	612	0		22,762
of which CMBS	0	5,293	257	0		5,550
of which CDO	0	3,185	1,421	0		4,606
Equity	86,532	6,395	1,566	0		94,493
Derivatives	4,467	616,012	6,823	(589,323)		37,979
of which interest rate products	1,616	467,002	1,803	–		–
of which foreign exchange products	118	89,102	301	–		–
of which equity/index-related products	2,711	26,904	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,987	7,123	4,326	0		14,436
Trading assets	125,923	687,533	17,180	(589,323)		241,313
Debt	1,962	309	0	0		2,271
of which foreign governments	1,962	0	0	0		1,962
of which corporates	0	309	0	0		309
Equity	2	103	3	0		108
Investment securities	1,964	412	3	0		2,379
Private equity	0	0	1,268	0		1,268
of which equity funds	0	0	567	0		567
Hedge funds	0	219	314	0		533
of which debt funds	0	181	302	0		483
Other equity investments	77	75	1,855	0		2,007
of which private	0	70	1,855	0		1,925
Life finance instruments	0	0	1,834	0		1,834
Other investments	77	294	5,271	0		5,642
Loans	0	13,560	9,353	0		22,913
of which commercial and industrial loans	0	5,816	5,853	0		11,669
of which financial institutions	0	6,227	1,494	0		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	0		70
Other assets	2,457	23,371	7,468	(975)		32,321
of which loans held-for-sale	0	16,107	6,851	0		22,958
Total assets at fair value	156,450	830,505	39,422	(590,298)		436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	0		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	0		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,375	821,249	35,446	(590,298)		422,772
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	832	0	0		832
Customer deposits	0	3,151	100	0		3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	0		54,732
Debt	121	781	0	0		902
of which corporates	0	745	0	0		745
Equity	25,908	44	0	0		25,952
Obligation to return securities received as collateral	26,029	825	0	0		26,854
Debt	11,678	4,914	1	0		16,593
of which foreign governments	11,530	757	0	0		12,287
of which corporates	21	3,917	1	0		3,939
Equity	19,075	122	2	0		19,199
Derivatives	4,594	620,144	6,414	(594,277)		36,875
of which interest rate products	1,585	458,730	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	27,266	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,347	625,180	6,417	(594,277)		72,667
Short-term borrowings	0	3,766	95	0		3,861
Long-term debt	0	65,652	14,608	0		80,260
of which treasury debt over two years	0	8,616	0	0		8,616
of which structured notes over two years	0	31,083	10,267	0		41,350
of which non-recourse liabilities	0	10,126	2,952	0		13,078
Other liabilities	0	14,601	3,358	(1,026)		16,933
of which failed sales	0	652	616	0		1,268
Total liabilities at fair value	61,376	768,739	24,578	(595,303)		259,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,217	5,069	0		110,115
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,267	2,128	0		26,409
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,463	5,777	595	0		76,835
Derivatives	6,610	563,957	5,217	(543,996)		31,788
of which interest rate products	1,065	444,207	1,574	–		–
of which foreign exchange products	8	60,846	484	–		–
of which equity/index-related products	5,278	28,941	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,690	4,481	2,829	0		11,000
Trading assets	122,592	637,432	13,710	(543,996)		229,738
Debt	1,164	362	0	0		1,526
of which foreign governments	1,162	2	0	0		1,164
of which corporates	0	262	0	0		262
of which CDO	0	100	0	0		100
Equity	1	98	2	0		101
Investment securities	1,165	460	2	0		1,627
Private equity	0	0	3,339	0		3,339
of which equity funds	0	0	2,230	0		2,230
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,631	0		1,646
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,963	0		7,590
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,426	6,159	(928)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	149,999	770,044	35,078	(544,924)		410,197
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	149,753	760,899	29,839	(544,924)		395,567
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,460	0	0		1,460
Customer deposits	0	3,186	55	0		3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,312	2	0		24,351
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,134	2	0		4,137
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,658	5,545	(547,423)		36,659
of which interest rate products	896	439,502	1,129	–		–
of which foreign exchange products	14	71,588	938	–		–
of which equity/index-related products	4,691	30,800	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,279	5,564	(547,423)		76,812
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	52,682	9,780	0		62,462
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,680	6,217	0		26,897
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,386	2,859	(274)		21,971
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	738,573	18,537	(547,697)		270,903
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2014		2013
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	1,108	533	499	92
Equity	513	391	437	183
Derivatives	5,785	500	5,090	2
Trading assets	7,406	1,424	6,026	277
Liabilities (CHF million)
Debt	861	658	11	18
Equity	133	90	248	17
Derivatives	6,073	87	4,433	11
Trading liabilities	7,067	835	4,692	46

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,363	2	(22)	727	(3,512)	0	0	0		22	0		534	323	3,437
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,963	2	(22)	931	(3,845)	0	0	0		201	0		534	507	5,271
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale [2]	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,078	8,885	(9,512)	20,285	(21,847)	8,053	(8,151)	270		2,092	0		532	3,737	39,422
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,859	121	(133)	530	(1,215)	647	(233)	11		114	3		359	295	3,358
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,537	5,100	(5,464)	566	(1,254)	11,032	(7,356)	403		261	3		359	2,391	24,578
Net assets/(liabilities) at fair value	16,541	3,785	(4,048)	19,719	(20,593)	(2,979)	(795)	(133)		1,831	(3)		173	1,346	14,844
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (22) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2013	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	362	(153)	0		4	0		0	(9)	204
Debt	5,830	1,418	(1,977)	6,363	(6,984)	0	0	165		465	0		0	(211)	5,069
of which corporates	3,192	571	(552)	1,759	(3,022)	0	0	109		157	0		0	(86)	2,128
of which RMBS	724	467	(690)	1,012	(1,162)	0	0	11		91	0		0	(17)	436
of which CMBS	1,023	86	(310)	497	(866)	0	0	(4)		15	0		0	(24)	417
of which CDO	447	55	(357)	3,072	(1,810)	0	0	36		197	0		0	(73)	1,567
Equity	485	303	(237)	405	(431)	0	0	20		68	(1)		0	(17)	595
Derivatives	6,650	1,442	(2,208)	0	0	1,766	(2,446)	230		(53)	0		0	(164)	5,217
of which interest rate products	1,859	244	(363)	0	0	279	(663)	8		249	0		0	(39)	1,574
of which equity/index-related products	1,920	223	(1,020)	0	0	207	(538)	184		330	0		0	(66)	1,240
of which credit derivatives	1,294	923	(633)	0	0	627	(631)	38		(461)	0		0	(19)	1,138
Other	2,486	288	(487)	3,266	(2,656)	0	(65)	8		83	0		0	(94)	2,829
Trading assets	15,451	3,451	(4,909)	10,034	(10,071)	1,766	(2,511)	423		563	(1)		0	(486)	13,710
Investment securities	170	0	(230)	165	(82)	0	0	0		9	0		0	(30)	2
Equity	6,264	106	(63)	1,081	(2,649)	0	0	0		(3)	0		776	(149)	5,363
Life finance instruments	1,818	0	0	189	(365)	0	0	0		1	0		0	(43)	1,600
Other investments	8,082	106	(63)	1,270	(3,014)	0	0	0		(2)	0		776	(192)	6,963
Loans	6,619	320	(1,561)	800	(1,673)	6,767	(2,920)	0		(21)	0		0	(333)	7,998
of which commercial and industrial loans	4,778	305	(315)	727	(1,280)	3,541	(2,171)	1		(85)	0		0	(192)	5,309
of which financial institutions	1,530	15	(6)	71	(207)	651	(650)	0		(48)	0		0	(34)	1,322
Other intangible assets (mortgage servicing rights)	43	0	0	12	0	0	0	0		0	0		(12)	(1)	42
Other assets	5,164	3,552	(2,998)	4,781	(4,213)	1,034	(1,148)	5		199	0		0	(217)	6,159
of which loans held-for-sale	4,463	3,539	(2,918)	4,456	(3,964)	1,034	(1,147)	5		348	0		0	(201)	5,615
Total assets at fair value	35,529	7,429	(9,761)	17,062	(19,053)	9,929	(6,732)	428		752	(1)		764	(1,268)	35,078
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	51	(3)	0		(13)	0		0	(5)	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	119	0	0		0	0		0	(5)	114
Trading liabilities	5,356	1,503	(1,537)	66	(197)	1,561	(2,556)	235		1,302	0		0	(169)	5,564
of which interest rate derivatives	1,357	75	(134)	0	0	107	(508)	10		254	0		0	(32)	1,129
of which foreign exchange derivatives	1,648	13	(21)	0	0	15	(662)	(16)		(21)	0		0	(18)	938
of which equity/index-related derivatives	1,003	360	(676)	0	0	632	(380)	210		831	0		0	(84)	1,896
of which credit derivatives	819	1,001	(590)	0	0	655	(856)	39		186	0		0	(24)	1,230
Short-term borrowings	124	43	(99)	0	0	318	(216)	0		3	0		0	(8)	165
Long-term debt	10,098	2,322	(2,375)	0	0	5,006	(5,330)	25		321	0		(1)	(286)	9,780
of which structured notes over two years	6,189	453	(1,226)	0	0	3,602	(2,534)	(18)		(36)	0		(1)	(212)	6,217
of which non-recourse liabilities	2,551	1,836	(670)	0	0	818	(2,128)	24		151	0		0	(30)	2,552
Other liabilities	2,847	227	(149)	213	(393)	10	(86)	(17)		70	26		217	(106)	2,859
of which failed sales	1,160	176	(82)	154	(308)	0	0	0		72	0		0	(29)	1,143
Total liabilities at fair value	18,450	4,095	(4,160)	279	(590)	7,065	(8,191)	243		1,683	26		216	(579)	18,537
Net assets/(liabilities) at fair value	17,079	3,334	(5,601)	16,783	(18,463)	2,864	1,459	185		(931)	(27)		548	(689)	16,541
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2014				2013
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	1,698	170	1,868	[1]	(746)	521	(225)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(834)	23	(811)		(2,852)	245	(2,607)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	6,823
of which interest rate products	1,803	Option model	Correlation, in %		9	100	76
			Prepayment rate, in %		0	33	24
			Volatility skew, in %		(9)	3	(1)
			Mean reversion, in %	[3]	5	10	10
			Credit spread, in bp		229	1,218	1,046
of which equity/index-related products	1,063	Option model	Correlation, in %		(88)	97	8
			Volatility, in %		0	276	27
of which credit derivatives	2,569	Discounted cash flow	Credit spread, in bp		1	6,087	614
			Recovery rate, in %		0	75	20
			Discount rate, in %		1	38	18
			Default rate, in %		1	43	7
			Loss severity, in %		10	100	65
			Correlation, in %		46	97	83
			Prepayment rate, in %		0	9	4
			Funding spread, in bp		51	106	80
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
3 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,268	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	314	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,855
of which private	1,855
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,271
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,422
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
Equity	595
of which	270	Market comparable	EBITDA multiple		3	12	7
of which	35	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	5,217
of which interest rate products	1,574	Option model	Correlation, in %		15	100	82
			Prepayment rate, in %		5	31	24
			Volatility, in %		2	31	6
			Volatility skew, in %		(9)	2	(1)
			Credit spread, in bp		95	2,054	218
of which equity/index-related products	1,240	Option model	Correlation, in %		(83)	96	14
			Volatility, in %		2	252	26
of which credit derivatives	1,138	Discounted cash flow	Credit spread, in bp		1	2,054	298
			Recovery rate, in %		0	77	25
			Discount rate, in %		4	29	14
			Default rate, in %		1	16	6
			Loss severity, in %		10	100	59
			Correlation, in %		34	97	83
			Prepayment rate, in %		0	17	5
Other	2,829
of which	2,139	Market comparable	Price, in %		0	146	34
of which	589	Discounted cash flow	Market implied life expectancy, in years		3	19	9
Trading assets	13,710
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2013	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	2	–		–		–		–		–
Private equity	3,339	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,631
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,963
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,078
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,358
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,578
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,859
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,537
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2014							2013
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	7		106		113	0		1		18		19	0
Equity funds	102		1,842	[1]	1,944	0		28		3,096	[2]	3,124	0
Equity funds sold short	0		(42)		(42)	0		0		(17)		(17)	0
Total funds held in trading assets and liabilities	109		1,906		2,015	0		29		3,097		3,126	0
Debt funds	296		187		483	1		320		183		503	6
Equity funds	0		0		0	0		0		25		25	0
Others	0		50		50	0		0		153		153	31
Hedge funds	296		237	[3]	533	1		320		361	[4]	681	37
Debt funds	17		0		17	15		53		0		53	2
Equity funds	567		0		567	122		2,230		0		2,230	464
Real estate funds	302		0		302	98		350		0		350	110
Others	382		0		382	158		706		0		706	250
Private equities	1,268		0		1,268	393		3,339		0		3,339	826
Equity method investments	378		43		421	0		349		0		349	0
Total funds held in other investments	1,942		280		2,222	394		4,008		361		4,369	863
Total fair value	2,051	[5]	2,186	[6]	4,237	394	[7]	4,037	[5]	3,458	[6]	7,495	863	[7]
1
42 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 28 % is redeemable on an annual basis with a notice period of more than 60 days , 16 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 14 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
87 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

4
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 612 million and CHF 1,819 million attributable to noncontrolling interests in 2014 and 2013, respectively.
6 Includes CHF 138 million and CHF 107 million attributable to noncontrolling interests in 2014 and 2013, respectively.
7 Includes CHF 185 million and CHF 405 million attributable to noncontrolling interests in 2014 and 2013, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2014	2013
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	1.4	0.3
of which level 2	1.2	0.0
of which level 3	0.2	0.3

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2014			2013
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,147	3,816	(2,669)	956	3,262	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	311	307	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	104,027	256	96,587	96,217	370
Loans	22,913	23,782	(869)	19,457	19,653	(196)
Other assets [1]	26,088	33,091	(7,003)	20,749	25,756	(5,007)
Due to banks and customer deposits	(914)	(873)	(41)	(690)	(680)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,732)	(54,661)	(71)	(76,104)	(76,012)	(92)
Short-term borrowings	(3,861)	(3,918)	57	(6,053)	(5,896)	(157)
Long-term debt	(80,260)	(80,344)	84	(62,462)	(62,102)	(360)
Other liabilities	(1,268)	(2,767)	1,499	(1,780)	(3,285)	1,505
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
in	2014		2013		2012
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		0		(13)	[2]
of which related to credit risk	0		0		(13)
Interest-bearing deposits with banks	9	[1]	10	[1]	12	[1]
of which related to credit risk	3		(3)		3
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	913	[1]	1,143	[1]	1,183	[1]
Other trading assets	0		0		10	[2]
Other investments	373	[3]	126	[3]	144	[3]
of which related to credit risk	5		11		34
Loans	10	[2]	1,470	[1]	925	[1]
of which related to credit risk	(151)		26		318
Other assets	1,302	[1]	2,058	[1]	2,641	[1]
of which related to credit risk	387		604		355
Due to banks and customer deposits	(59)	[2]	0		(22)	[1]
of which related to credit risk	(17)		(5)		8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	205	[2]	(67)	[1]	(114)	[1]
Short-term borrowings	152	[2]	(256)	[2]	(350)	[2]
Long-term debt	678	[2]	(2,738)	[2]	(7,905)	[2]
of which related to credit risk [4]	527		(334)		(2,552)
Other liabilities	(175)	[2]	413	[2]	826	[2]
of which related to credit risk	(162)		112		912
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2014 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	230,340	0	232,271	3,678	235,949
Other financial assets [1]	149,925	79,170	69,554	1,482	150,206
Financial liabilities
Due to banks and deposits	379,992	208,759	171,230	0	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	92,687	0	92,908	1,201	94,109
Other financial liabilities [2]	84,874	15	84,146	585	84,746
2013 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,426	0	62,882	544	63,426
Loans	209,070	0	209,821	3,940	213,761
Other financial assets [1]	143,831	71,522	71,134	1,473	144,129
Financial liabilities
Due to banks and deposits	340,104	203,960	136,064	9	340,033
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	64,279	0	61,518	3,774	65,292
Other financial liabilities [2]	96,655	1,128	94,458	1,085	96,671
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.